Costs	12 Months Ended
Dec. 31, 2022
Costs
Disclosure of expenses [text block]

30 Costs

Purchase, services and other charges

(€ million)	2022	2021	2020
Production costs - raw, ancillary and consumable materials and goods	85,139	41,174	21,432
Production costs - services	10,303	10,646	9,710
Lease expense and other	2,301	1,233	876
Net provisions for contingencies	2,985	707	349
Other expenses	2,069	1,983	1,317
	102,797	55,743	33,684
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(246)	(185)	(128)
- capitalized direct costs associated with self-constructed assets - intangible assets	(22)	(9)	(5)
	102,529	55,549	33,551

Purchase, services and other charges included prospecting costs, geological and geophysical studies of exploration activities for €220 million (€194 million and €196 million in 2021 and 2020, respectively).

Costs incurred in connection with research and development activities expensed through profit and loss, as they did not meet the requirements to be recognized as long-lived assets, amounted to €164 million (€177 million and €157 million in 2021 and 2020, respectively).

Royalties on the extraction rights of hydrocarbons amounted to €1,570 million (€946 million and €673 million in 2021 and 2020, respectively).

Additions to provisions net of reversal of unused provisions related to net additions for environmental liabilities amounting to €1,700 million (net additions of €279 million and net reversals of €15 million in 2021 and 2020, respectively) and net additions for litigations amounting to €501 million (net additions of €162 million and €76 million in 2021 and 2020, respectively). More information is provided in note 21 – Provisions. Net additions to provisions by segment are disclosed in note 35 – Segment information and information by geographical area.

Information about leases is disclosed in note 13 – Right-of-use assets and lease liabilities.

Payroll and related costs

(€ million)	2022	2021	2020
Wages and salaries	2,311	2,182	2,193
Social security contributions	465	455	458
Cost related to employee benefit plans	174	165	102
Other costs	194	204	239
	3,144	3,006	2,992
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(120)	(111)	(118)
- capitalized direct costs associated with self-constructed assets - intangible assets	(9)	(7)	(11)
	3,015	2,888	2,863

Other costs comprised provisions for redundancy incentives of €78 million (€94 million and €105 million in 2021 and 2020, respectively) and costs for defined contribution plans of €103 million (€97 million and €96 million in 2021 and 2020, respectively).

Cost related to employee benefit plans are described in note 22 – Provisions for employee benefits.

Costs with related parties are disclosed in note 36 – Transactions with related parties.

Average number of employees

The Group average number and breakdown of employees by category is reported below:

	2022		2021		2020
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	957	19	966	18	993	17
Junior managers	9,084	80	9,143	78	9,280	73
Employees	15,517	420	15,747	380	15,995	349
Workers	6,074	288	5,476	284	4,780	287
	31,632	807	31,332	760	31,048	726

The average number of employees was calculated as the average between the number of employees at the beginning and the end of the period. The average number of senior managers included managers employed in foreign countries, whose position is comparable to a senior manager’s status.

Long-term monetary incentive plan for the managers of Eni

On April 13, 2017 and on May 13, 2020, the Shareholders Meeting approved the Long-Term Monetary Incentive Plan 2017-2019 and 2020-2022 and empowered the Board of Directors to execute the Plan by authorizing it to dispose up to a maximum of 11 million of treasury shares in service of the plan 2017-2019 and 20 million in service of the plan 2020-2022.

The Long-Term Monetary Incentive plans provide for three annual awards (2017, 2018 and 2019 and 2020, 2021 and 2022, respectively) and are intended for the Chief Executive Officer of Eni and for the managers of Eni and its subsidiaries who qualify as “senior managers deemed critical for the business”, selected among those who are in charge of tasks directly linked to the Group results or of strategic clout to the business. The Plans provide the granting of Eni shares for no consideration to eligible managers after a three-year vesting period under the condition that they would remain in office until vesting. Considering that these incentives fall within the category of employee compensation, in accordance with IFRS, the cost of the plans is determined based on the fair value of the financial instruments awarded to the beneficiaries and the number of shares that are granted at the end of the vesting period; the cost is accruing along the vesting period.

With reference to the 2017-2019 Plan, the number of shares that will be granted at the end of the vesting period will depend: (i) for 50%, on the market condition in terms of Total Shareholder Return (TSR) of the Eni share compared to the TSR of the FTSE Mib index of the Italian Stock Exchange Market, and to a group of Eni's competitors ("Peer Group")[26] and the TSR of their corresponding stock exchange market[27]; (ii) for 50%, on the growth in the Net Present Value (NPV) of proved reserves benchmarked against the Peer Group.

[26] The Peer Group consists of the following oil companies: Apache, bp, Chevron, ConocoPhillips, Equinor, ExxonMobil, Marathon Oil, Occidental, Royal Dutch Shell and Total.
[27] The performance condition connected with the TSR in accordance with the international accounting standards represents a so-called market

With reference to the 2020-2022 Plan, the number of shares that will be granted at the end of the vesting period will depend on the aiming of the following objectives defined over a three-year performance period, as follows: (i) for 25% on a market objective measured with reference to the the Eni’s group of competitors (Peer Group) as the difference between the Total Shareholder Return (TSR) of Eni Shares and the TSR of the FTSE Mib Index of the Italian Stock Exchange, adjusted with Eni’s correlation index, compared with the benchmark stock index; (ii) for 20% on an industrial objective measured with respect to the Peer Group in terms of annual unit value ($/boe) of the Net Present Value of Proven Reserves (NPV); (iii) for 20% on an economic-financial objective measured as the Organic Free Cash Flow accumulated in the three-year reference period, compared to the value provided for by the Strategic Plan; (iv) for 35% on an environmental sustainability and energy transition objective in a three-year period consisting of three objectives measured with respect to the Strategic Plan as follows: (a) for 15% to Upstream Scope 1 and Scope 2 CO2eq equity emissions (tCO2eq/kboe); (b) for 10% on the installed capacity of power generation from renewable sources; (c) for 10% from the progress of three projects of circular economy.

Depending on the performance of the parameters mentioned above, the number of shares that will vest free of charge after three years may range between 0% and 180% of the initial award. Furthermore, a 50% of these is subject to a lock-up clause of one year after the vesting date.

The number of shares awarded at the grant date was: (i) 2,069,685 shares in 2022; with a weighted average fair value of €9.20 per share; (ii) 2,365,581 shares in 2021, with a weighted average fair value of €8.15 per share; (iii) 2,922,749 shares in 2020, with a weighted average fair value of €4.67 per share.

The estimation of the fair value was calculated by adopting specific valuation techniques regarding the different performance parameters provided by the plan (the stochastic method for the component related to the TSR and the Black-Scholes model for the component related to the NPV of the reserves, for the 2017-2019 Plan; the stochastic method for the 2020-2022 Plan), taking into account the fair value of the Eni share at the grant date (between €12.918 and €14.324 depending on the grant date in relation to the 2022 award; between €11.642 and €12.164 depending on the grant date in relation to the 2021 award; between €5.885 and €8.303 depending on the grant date in relation to the 2020 award), reduced by dividends expected along the vesting period (between 6.1% and 6.8% of the share price at vesting date in 2022; 7.1% and 7.4% of the share price at vesting date in 2021; 7.1% and 10.0% of the share price at vesting date in 2020), considering the volatility of the stock (between 30% and 31% in relation to the 2022 award; between 44% and 45% in relation to the 2021 award; 41% and 44% in relation to the 2020 award), the forecasts for the performance parameters, as well as the lower value attributable to the shares considering the lock-up period at the end of the vesting period.

In 2022, the costs related to the long-term monetary incentive plan, recognized as a component of the payroll cost, amounted to €18 million (€16 million and €7 million in 2021 and 2020, respectively) with a contra-entry to equity reserves.

Compensation of key management personnel

Compensation, including contributions and collateral expenses, of personnel holding key positions in planning, directing and controlling the Eni Group subsidiaries, including executive and non-executive officers, general managers and managers with strategic responsibilities in office during the year consisted of the following:

(€ million)	2022	2021	2020
Wages and salaries	37	29	30
Post-employment benefits	3	3	2
Other long-term benefits	17	15	12
Indemnities upon termination of employment	9		21
	66	47	65

Compensation of Directors and Statutory Auditors of Eni SpA

Compensation of Directors amounted to €11.12 million, €10.13 million and €7.54 million in 2022, 2021 and 2020, respectively. Compensation of Statutory Auditors amounted to €0.589 million, €0.550 million and €0.571 million in 2022, 2021 and 2020, respectively.

Compensation included emoluments and social security benefits due for the office as Director or Statutory Auditor held at the parent company Eni SpA or other Group subsidiaries, which was recognized as a cost to the Group, even if not subject to personal income tax.